Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of components of lease costs
	Year ended December 31,
	2021	2020
Lease cost
Operating lease cost*	$479	$45
Short-term lease cost	326	301
Total lease cost	$805	$346

Schedule of operating leases
	Year ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$301	$—
Weighted average remaining lease term (years)	4.6	5.4
Weighted average discount rate	8.00%	8.00%

Schedule of operating lease liabilities showing aggregate lease payments
Amount
Year ending December 31,
2022	$713
2023	735
2024	757
2025	779
2026	461
Total undiscounted lease payments	3,445
Less imputed interest	(560)
Total discounted lease payments	2,885
Less current portion of lease liability	(505)
Noncurrent portion of lease liability	$2,380